Credit Facilitates - Schedule of Short Term Debt Bank Loans (Parenthetical) (Detail) - Industrial and Commercial Bank of China – Pingdu Branch [Member] - Loans Payable [Member]	12 Months Ended
Dec. 31, 2023
From 12/31/2021 to 11/29/2022 [Member]
Short-Term Debt [Line Items]
Short-term debt, weighted average interest rate, over time	3.85%
From 10/20/2022 to 10/18/2023 [Member]
Short-Term Debt [Line Items]
Short-term debt, weighted average interest rate, over time	3.65%